Effect of the revision on the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2023	9 Months Ended
Sep. 30, 2024
Effect of the revision on the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2023
Effect of the revision on the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2023
21.	Effect of the revision on the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2023

In connection with the preparation of our consolidated financial statements for the year ended December 31, 2023, we identified an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria in the quarterly periods ended June 30, 2023, and September 30, 2023. The adjustment reclassified these foreign exchange movements from Inventories and Property, plant and equipment to Cost of sales and Finance costs. In accordance with SAB No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”, we evaluated the adjustment and determined that the related impact was not material to our financial statements for any prior period. Accordingly, we have revised previously reported financial information, disclosed in our Quarterly Report on Form 6-K for the periods ended June 30, 2023, and September 30, 2023. The following table summarizes the impact of the revision in the current period.

CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME (UNAUDITED)

	Three months ended September 30, 2023			Nine months ended September 30, 2023
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
	$’000	$’000	$’000	$’000	$’000	$’000

Cost of sales	(365,032)	6,149	(358,883)	(949,774)	(12,854)	(962,628)
Operating income	7,478	6,149	13,627	369,248	(12,854)	356,394
Finance costs	(261,993)	(9,602)	(271,595)	(1,804,222)	(12,642)	(1,816,864)
Loss before income tax	(248,692)	(3,453)	(252,145)	(1,416,741)	(25,496)	(1,442,237)
Loss for the period	(265,351)	(3,453)	(268,804)	(1,505,859)	(25,496)	(1,531,355)

Loss attributable to:
Owners of the Company	(263,377)	(3,453)	(266,830)	(1,497,525)	(25,496)	(1,523,021)
Loss for the period	(265,351)	(3,453)	(268,804)	(1,505,859)	(25,496)	(1,531,355)

Loss per share - basic	(0.79)	(0.01)	(0.80)	(4.49)	(0.08)	(4.57)
Loss per share - diluted	(0.79)	(0.01)	(0.80)	(4.49)	(0.08)	(4.57)

Other comprehensive income:
Exchange differences on translation of foreign operations	4,789	557	5,346	629,755	5,047	634,802
Other comprehensive income for the period, net of taxes	4,789	557	5,346	629,755	5,047	634,802

Total comprehensive loss for the period	(260,562)	(2,896)	(263,458)	(876,104)	(20,449)	(896,553)

Total comprehensive loss attributable to:
Owners of the Company	(251,373)	(2,896)	(254,269)	(876,163)	(20,449)	(896,612)
Total comprehensive loss for the period	(260,562)	(2,896)	(263,458)	(876,104)	(20,449)	(896,553)

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED)

	As previously reported		Adjustments		Revised
	Accumulated	Other	Accumulated	Other	Accumulated	Other
	losses	reserves	losses	reserves	losses	reserves
	$’000	$’000	$’000	$’000	$’000	$’000

Balance at January 1, 2023	(3,317,652)	(861,271)	—	—	(3,317,652)	(861,271)

Loss for the period	(1,497,525)	—	(25,496)	—	(1,523,021)	—
Other comprehensive income	—	621,362	—	5,047	—	626,409
Total comprehensive (loss)/income	(1,497,525)	621,362	(25,496)	5,047	(1,523,021)	626,409

Balance at September 30, 2023	(4,814,310)	(321,440)	(25,496)	5,047	(4,839,806)	(316,393)

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

	Three months ended September 30, 2023			Nine months ended September 30, 2023
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
	$’000	$’000	$’000	$’000	$’000	$’000
Cash flows from operating activities
Cash from operations	234,437	(4,524)	229,913	750,428	(9,559)	740,869
Net cash generated from/(used in) operating activities	224,777	(4,524)	220,253	703,547	(9,559)	693,988

Cash flow from investing activities
Purchase of property, plant and equipment	(124,413)	4,524	(119,889)	(393,015)	9,559	(383,456)
Net cash (used in)/generated from investing activities	(188,129)	4,524	(183,605)	(638,282)	9,559	(628,723)

Net cash used in financing activities	(29,115)	—	(29,115)	(11,806)	—	(11,806)

Cash and cash equivalents at end of period	425,436	—	425,436	425,436	—	425,436

Commensurate adjustments have been made to notes 5, 6, 9, 11 and 18 to the financial statements.